BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Balances) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Pre-funded warrants	$ 4,144
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Receivables
Pre-funded warrants
Other payables	739	477	439
Other advances (see Note 22b.)
Certain shareholder [Member]
Disclosure of transactions between related parties [line items]
Receivables	1,078	539	89
Pre-funded warrants	4,144
Other payables	49
Other advances (see Note 22b.)	$ 9